Restructuring And Impairment Charges	12 Months Ended
Mar. 31, 2012
Restructuring And Impairment Charges

8.    Restructuring and impairment charges

For the purpose of aiming to future growth under the changing business environment surrounding the Health & Fitness Segment, KONAMI recorded restructuring and impairment charges which primarily consisted of impairment charges for long-lived assets and identifiable intangible assets, closure costs related to the consolidation of overlapping and duplicated facilities at underperforming facilities. KONAMI completed the closure of the facilities in the year ended March 31, 2011.

The following table summarizes the restructuring and impairment charges recognized in the accompanying consolidated statement of income for the year ended March 31, 2010, 2011, and 2012:

	Millions of Yen			Thousands of U.S. dollars
	2010	2011	2012	2012
Impairment charges of long-lived assets	¥480	—	—	—
Impairment charge of identifiable intangible assets	451	—	—	—
Expenses related to closure of facilities	1,408	—	—	—

Total	¥2,339	—	—	—

Impairment charges for long-lived assets and intangible assets for the year ended March 31, 2010 are more fully discussed in Note 6 and 7, respectively.

The following table presents the activities for liabilities with contract terminations related to closure of facilities for the year ended March 31, 2011 and 2012:

	Millions of Yen		Thousands of U.S. dollars
	2011	2012	2012
Balance at beginning of year	¥37	—	—
Additional costs incurred	—	—	—
Cash disbursements	¥(37)	—	—

Balance at end of year	—	—	—